Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
23.	Subsequent Events

On December 19, 2018, the High Court of Justice of Antigua and Barbuda held that the Company’s Rights Agreement is valid under Antigua law, and found that “there was a secret plan to take control of the Company” at the AGM. On February 18, 2019, after reviewing the Court’s judgment and considering all additional facts known to the Board, the Board determined that the Collaborating Shareholders became Acquiring Persons on or prior to the AGM and that their conduct resulted in a Trigger Event. Pursuant to the Rights Agreement, the board of directors elected to exchange each valid and outstanding preferred share purchase right held by the Company’s shareholders (other than the Collaborating Shareholders) for a combination of 0.655 of the Company’s Common Shares and 0.345 of the Company’s newly created Series B Convertible Preferred Shares (the “Series B Preferred Shares” and, together, each an “Exchange Share”). On February 22, 2019, the Exchange Shares were issued into the Shareholder 2019 Rights Exchange Trust in the name of Wilmington Trust, National Association, which holds the Exchange Shares for the benefit of the Company’s shareholders.

On March 6, 2019, the Delaware Court entered a Status Quo order preventing the Company from distributing Exchange Shares to any shareholders or otherwise take any action pursuant to the Rights Agreement until the conclusion of the litigation or Court order. The litigation is currently stayed pending the outcome of litigation in Antigua.

On April 4, 2019, the Antigua Appellate Court granted 1Globe’s application for injunctive relief to stay the operation of the Company’s Rights Agreement pending a ruling by the Antigua Appellate Court on 1Globe’s appeal as to the validity of the Rights Agreement.  Based on this ruling of the Antigua Appellate Court, defendants 1Globe and OrbiMed in the Delaware Action requested that the Delaware Court stay the Delaware Action pending final resolution of the Antigua Action.   On April 8, 2019, the Delaware Court stayed further proceedings in the Delaware Action pending the resolution of 1Globe’s appeal before the Antigua Appellate Court